PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	September 30, 2023	December 31, 2022
Cost	$3,807,797	$3,780,769
Less: accumulated depreciation and amortization	(1,005,516)	(912,705)

Property and equipment, net	$2,802,281	$2,868,064